Loans and Allowance for Credit Losses, PCI, by Delinquency Status, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
PCI Loans Carrying Value [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	$ 5,009	$ 12,835
Real estate 1-4 family first mortgage [Member] | PCI Loans Carrying Value [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	4,988	12,722
Real estate 1-4 family first mortgage [Member] | PCI Loans UPB [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	6,775	16,888
Real estate 1-4 family junior lien mortgage [Member] | PCI Loans Carrying Value [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	17	27
Real estate 1-4 family junior lien mortgage [Member] | PCI Loans UPB [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	134	157
Residential Mortgage [Member] | PCI Loans Carrying Value [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	5,005	12,749
Residential Mortgage [Member] | PCI Loans UPB [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	6,909	17,045
Financing Receivables, 1 to 29 Days Past Due [Member] | Real estate 1-4 family first mortgage [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	5,545	13,127
Financing Receivables, 1 to 29 Days Past Due [Member] | Real estate 1-4 family junior lien mortgage [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	117	138
Financing Receivables, 1 to 29 Days Past Due [Member] | Residential Mortgage [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	5,662	13,265
Financing Receivables, 30 to 59 Days Past Due [Member] | Real estate 1-4 family first mortgage [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	495	1,317
Financing Receivables, 30 to 59 Days Past Due [Member] | Real estate 1-4 family junior lien mortgage [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	8	8
Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Mortgage [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	503	1,325
Financing Receivables, 60 to 89 Days Past Due [Member] | Real estate 1-4 family first mortgage [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	229	622
Financing Receivables, 60 to 89 Days Past Due [Member] | Real estate 1-4 family junior lien mortgage [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	3	3
Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Mortgage [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	232	625
90-119 Days Past Due [Member] | Real estate 1-4 family first mortgage [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	99	293
90-119 Days Past Due [Member] | Real estate 1-4 family junior lien mortgage [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	2	2
90-119 Days Past Due [Member] | Residential Mortgage [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	101	295
120-179 DPD member [Member] | Real estate 1-4 family first mortgage [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	54	219
120-179 DPD member [Member] | Real estate 1-4 family junior lien mortgage [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	1	2
120-179 DPD member [Member] | Residential Mortgage [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	55	221
180 plus DPD [Member] | Real estate 1-4 family first mortgage [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	353	1,310
180 plus DPD [Member] | Real estate 1-4 family junior lien mortgage [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	3	4
180 plus DPD [Member] | Residential Mortgage [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	$ 356	$ 1,314